UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	7/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--101.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.1%
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	1,018,952		1,022,867
Asset-Backed Ctfs./Home Equity Loans--.1%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000		114,887
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	260,676	a	221,309
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	302,704		300,599
					636,795
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.83	3/6/20	2,275,000	a,b	1,992,339
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.59	12/25/34	1,320,657	a	1,039,636
U.S. Government Agencies/Mortgage-Backed--95.9%
Federal Home Loan Mortgage Corp.:
4.50%, 6/1/39			6,648,069	c	6,956,940
5.00%, 3/1/20 - 9/1/39			9,520,264	c	10,170,007
5.50%, 10/1/38			4,731,128	c	5,100,354
Federal National Mortgage Association:
5.00%			17,760,000	c,d	18,867,229
6.50%			5,660,000	c,d	6,206,547
4.50%, 3/1/39			6,646,227	c	6,964,358
5.00%, 1/1/36 - 5/1/39			9,540,499	c	10,193,331
5.50%, 11/1/38 - 9/1/39			16,120,546	c	17,414,261
6.00%, 4/1/35			2,851,158	c	3,112,693
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			710,758	c	738,162
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			2,575,273	c	2,699,959
Government National Mortgage Association I:
4.50%			9,145,000	d	9,645,122
5.00%			30,055,000	d	32,337,316
5.50%			13,250,000	d	14,401,094
6.50%			18,805,000	d	20,723,712
4.00%, 9/15/24			412,673		436,089
4.50%, 10/15/24 - 6/15/40			92,490,386		97,920,020
5.00%, 10/15/23 - 1/15/40			64,454,470		69,718,799
5.50%, 6/15/20 - 9/15/39			103,079,639		112,623,383
6.00%, 10/15/19 - 9/15/39			65,363,604		71,879,234
6.50%, 9/15/10 - 2/15/39			3,210,648		3,534,002
7.00%, 11/15/22 - 12/15/22			12,396		14,128
7.50%, 2/15/17 - 5/15/26			4,138,518		4,730,268
8.00%, 8/15/21 - 12/15/22			1,852,066		2,159,052
8.50%, 12/15/16 - 12/15/22			1,476,088		1,679,263
9.00%, 9/15/19 - 12/15/22			1,388,813		1,601,780
9.50%, 3/15/18 - 1/15/25			347,172		402,118
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			1,681,046		1,684,468
Government National Mortgage Association II:
4.50%			37,250,000	d	39,211,510
5.00%			69,310,000	d	74,455,852
5.50%			3,680,000	d	3,995,674
4.00%, 12/20/24			6,415,962		6,752,318
4.50%, 12/20/39			4,914,079		5,182,861
5.00%, 9/20/33 - 6/20/35			17,113,095		18,590,071
5.50%, 1/20/34 - 9/20/35			31,529,683		34,431,750
6.00%, 12/20/28 - 2/20/39			16,321,505		17,972,872
6.50%, 5/20/31 - 7/20/31			1,300,292		1,471,435
7.00%, 4/20/24 - 4/20/32			6,821,004		7,782,442

	7.50%, 9/20/30	95,430		109,754
	9.00%, 7/20/25	72,324		85,057
	9.50%, 9/20/17 - 2/20/25	73,468		84,184
				744,039,469
	U.S. Treasury Notes--5.4%
	2.38%, 10/31/14	6,275,000		6,548,063
	2.75%, 11/30/16	12,570,000		13,020,760
	3.38%, 11/15/19	10,090,000		10,520,399
	3.50%, 5/31/13	6,195,000		6,677,535
	3.75%, 11/15/18	2,115,000		2,303,533
	4.50%, 2/28/11	2,765,000		2,833,370
				41,903,660
	Total Bonds and Notes
	(cost $757,015,666)			790,634,766
		Principal
Short	-Term Investments--24.4%	Amount ($)		Value ($)
	U.S. Treasury Bills;
	0.14%, 8/12/10	33,000,000		32,999,109
	0.15%, 10/21/10	460,000	e	459,867
	0.15%, 8/19/10	156,000,000		155,990,484
	Total Short-Term Investments
	(cost $189,446,871)			189,449,460

	Other Investment--1.6%	Shares		Value ($)
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $12,265,000)	12,265,000	[f]	12,265,000

	Total Investments (cost $958,727,537)	127.9%		992,349,226
	Liabilities, Less Cash and Receivables	(27.9%)		(216,506,521)
	Net Assets	100.0%		775,842,705

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities had a total market value of $1,992,339 or 0.3% of net assets.
c On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Held by a broker as collateral for open financial futures positions.
f Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $958,727,537. Net unrealized appreciation on investments was $33,902,547 of which $35,384,785 related to appreciated investment securities and
$1,482,238 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2010	($)
Financial Futures Long
U.S. Treasury 10 Year Notes	305	37,762,813	September 2010	850,781

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

By: /s/James Windels
James Windels Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)